ORGANIZATION (Details) - Dec. 31, 2014	State Property Segment
Real Estate Properties [Line Items]
Number of states in which investments are located | State	27
Number of senior housing properties	100
Number of reportable segments | Segment	2
Managed Properties [Member]
Real Estate Properties [Line Items]
Number of senior housing properties	43
Managed Properties [Member] | Blue Harbor and Holiday [Member]
Real Estate Properties [Line Items]
Initial term of Property Management Agreements	10 years
Extension period after initial term of Property Management Agreements	1 year
Managed Properties [Member] | JEA [Member]
Real Estate Properties [Line Items]
Initial term of Property Management Agreements	5 years
Extension period after initial term of Property Management Agreements	1 year
Percentage of property's gross revenues paid as property management fees (in hundredths)	5.00%
Managed Properties [Member] | Independent Living Properties [Member]
Real Estate Properties [Line Items]
Number of senior housing properties	4
Managed Properties [Member] | Independent Living Properties [Member] | Blue Harbor and Holiday [Member]
Real Estate Properties [Line Items]
Percentage of property's effective gross income paid as property management fees (in hundredths)	5.00%
Managed Properties [Member] | Assisted Living/Memory Care Properties [Member]
Real Estate Properties [Line Items]
Number of senior housing properties	39
Managed Properties [Member] | Assisted Living/Memory Care Properties [Member] | Blue Harbor and Holiday [Member]
Real Estate Properties [Line Items]
Percentage of property's gross income paid as property management fees for first two years (in hundredths)	6.00%
Percentage of property's gross income paid as property management fees thereafter (in hundredths)	7.00%
Triple Net Lease Properties [Member]
Real Estate Properties [Line Items]
Number of senior housing properties	57
Triple Net Lease Properties [Member] | Minimum [Member]
Real Estate Properties [Line Items]
Term of lease agreements	15 years
Rent increase percentage in lease agreements (in hundredths)	2.50%
Triple Net Lease Properties [Member] | Maximum [Member]
Real Estate Properties [Line Items]
Term of lease agreements	17 years
Rent increase percentage in lease agreements (in hundredths)	4.50%
Triple Net Lease Properties [Member] | Independent Living Properties [Member]
Real Estate Properties [Line Items]
Number of senior housing properties	52
Triple Net Lease Properties [Member] | Assisted Living/Memory Care Properties [Member]
Real Estate Properties [Line Items]
Number of senior housing properties	1
Triple Net Lease Properties [Member] | Continuing Care Retirement Communities [Member]
Real Estate Properties [Line Items]
Number of senior housing properties	4